DEBT - ABL Facility (Details) (USD $)	12 Months Ended							12 Months Ended					12 Months Ended			12 Months Ended					12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 27, 2013 ABL Facility	Sep. 07, 2012 ABL Facility	Dec. 27, 2013 ABL Facility Book Value of Eligible Accounts Receivable	Dec. 27, 2013 ABL Facility Lesser of the Lower of Cost or Marker Value of Eligible Inventory	Dec. 27, 2013 ABL Facility Appraised Net Orderly Liquidation Value of Eligible Inventory	Dec. 27, 2013 ABL Facility Swingline Loans	Dec. 27, 2013 ABL Facility Letter of Credit	Dec. 27, 2013 ABL Facility Alternate Base Rate (ABR)	Dec. 27, 2013 ABL Facility Eurodollar	Dec. 27, 2013 ABL Facility Category 1 Alternate Base Rate (ABR)	Dec. 27, 2013 ABL Facility Category 1 Eurodollar	Dec. 27, 2013 ABL Facility Category 2	Dec. 27, 2013 ABL Facility Category 2 Alternate Base Rate (ABR)	Dec. 27, 2013 ABL Facility Category 2 Eurodollar	Dec. 27, 2013 ABL Facility Category 3	Dec. 27, 2013 ABL Facility Category 3 Alternate Base Rate (ABR)	Dec. 27, 2013 ABL Facility Category 3 Eurodollar	Dec. 27, 2013 ABL Facility Maximum	Dec. 27, 2013 ABL Facility Maximum Category 2	Dec. 27, 2013 ABL Facility Maximum Category 3	Dec. 27, 2013 ABL Facility Minimum	Dec. 27, 2013 ABL Facility Minimum Category 1	Dec. 27, 2013 ABL Facility Minimum Category 2	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Sep. 07, 2012 Predecessor Terminated Asset-Based Revolving Credit Facility Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 275,000,000																	$ 150,000,000	$ 75,000,000		$ 150,000,000	$ 75,000,000
Line of credit facility, sub-limit borrowings	100,000,000					30,000,000	45,000,000
Line of credit facility, maximum sub-limit increments	25,000,000
Debt, face amount																										225,000,000
Loss on extinguishment of debt, net																								2,214,000	0
Borrower restrictions for advances under credit facility			85.00%	70.00%	85.00%
Debt instrument, description of variable rate basis									LIBOR
Debt instrument, basis spread on variable rate								0.75%	1.75%	0.50%	1.50%		0.75%	1.75%		1.00%	2.00%
Line of credit facility, interest rate, step-down												0.25%			0.25%
Fixed charge ratio minimum over four fiscal quarters to qualify for step-down	1.5
Interest rate in effect at end of period								3.75%	1.69%
Line of credit facility, unused capacity, commitment fee percentage																		0.375%			0.25%
Line of credit facility, unused commitment fee, threshold	50.00%
Line of credit covenant, fixed charge coverage ratio required	1
Line of credit covenant, fixed charge coverage ratio, threshold percent	10.00%
Line of credit covenant, fixed charge coverage ratio, threshold	$ 25,000,000